Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Expected Amortization Expense

The table below is the estimated amortization expense, adjusted for any impairment charges, for the Company’s intangible assets for each of the next five years and thereafter:

2013	$25,301
2014	25,301
2015	25,301
2016	25,301
2017	25,301
Thereafter	737,905

$864,410